FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Measurement [Abstract]
Schedule of financial assets classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2026:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,447	$3,447
Accounts and other receivable, net (current and non-current) (1)	—	—	7,121	7,121
Financial assets (current and non-current) (2) (3)	1,040	5,335	8,265	14,640
Total	$1,040	$5,335	$18,833	$25,208
Financial liabilities
Accounts payable and other (current and non-current) (2) (4)	$267	$64	$6,654	$6,985
Borrowings (current and non-current)	—	—	44,822	44,822
Total	$267	$64	$51,476	$51,807
____________________________________
(1)Includes a receivable of $1,850 million related to the tax benefits at the Corporation’s advanced energy storage operation. Refer to Note 2(c)(i) for additional details.
(2)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging activities in Note 4(a) below.
(3)FVOCI includes $490 million of units in an evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 18(a)(i) for additional information.
(4)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits, other liabilities, and liabilities associated with assets held for sale of $9,216 million. Refer to Note 8 for additional information.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2025:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,546	$3,546
Accounts and other receivable, net (current and non-current) (1)	—	—	7,725	7,725
Financial assets (current and non-current) (2) (3)	879	5,072	6,532	12,483
Total	$879	$5,072	$17,803	$23,754
Financial liabilities
Accounts payable and other (2) (4)	$144	$57	$7,046	$7,247
Borrowings (current and non-current)	—	—	43,749	43,749
Total	$144	$57	$50,795	$50,996
____________________________________
(1)Includes a receivable of $2,412 million related to the tax benefits at the Corporation’s advanced energy storage operation. Refer to Note 2(c)(i) for additional details.
(2)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)FVOCI includes $584 million of units in an evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 18(a)(i) for additional information.
(4)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenues, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $6,941 million.

(US$ MILLIONS)	June 30, 2026	December 31, 2025
Current
Marketable securities	$549	$544
Restricted cash	74	83
Derivative assets	206	95
Loans and notes receivable	366	328
Other financial assets (1)	118	180
Total current	$1,313	$1,230
Non-current
Marketable securities (2)	$3,472	$3,093
Restricted cash	61	68
Derivative assets	147	135
Loans and notes receivable (3)	7,569	5,774
Other financial assets (1)	2,078	2,183
Total non-current	$13,327	$11,253
____________________________________
(1)Other financial assets primarily consist of asset-backed securities and high yield bonds at the Corporation’s residential mortgage insurer and convertible preferred shares held in the Corporation’s audience measurement operation.
(2)Marketable securities include $490 million (December 31, 2025: $584 million) of units in an evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 18(a)(i) for additional information.
(3)Loans and notes receivable includes $6,895 million (December 31, 2025: $5,110 million) of mortgage receivables related to the Corporation’s Australian asset manager and lender.

(US$ MILLIONS)	June 30, 2026	December 31, 2025
Current, net	$6,167	$6,550
Non-current, net
Accounts receivable	101	397
Retainer on customer contract	55	58
Billing rights	798	720
Total non-current, net	$954	$1,175
Total (1)	$7,121	$7,725
_________________________________
(1)Includes a receivable of $1,850 million (December 31, 2025: $2,412 million) related to tax benefits at the Corporation’s advanced energy storage operation. Refer to Note 2(c)(i) for additional information.

Schedule of financial liabilities classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2026:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,447	$3,447
Accounts and other receivable, net (current and non-current) (1)	—	—	7,121	7,121
Financial assets (current and non-current) (2) (3)	1,040	5,335	8,265	14,640
Total	$1,040	$5,335	$18,833	$25,208
Financial liabilities
Accounts payable and other (current and non-current) (2) (4)	$267	$64	$6,654	$6,985
Borrowings (current and non-current)	—	—	44,822	44,822
Total	$267	$64	$51,476	$51,807
____________________________________
(1)Includes a receivable of $1,850 million related to the tax benefits at the Corporation’s advanced energy storage operation. Refer to Note 2(c)(i) for additional details.
(2)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging activities in Note 4(a) below.
(3)FVOCI includes $490 million of units in an evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 18(a)(i) for additional information.
(4)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits, other liabilities, and liabilities associated with assets held for sale of $9,216 million. Refer to Note 8 for additional information.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2025:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,546	$3,546
Accounts and other receivable, net (current and non-current) (1)	—	—	7,725	7,725
Financial assets (current and non-current) (2) (3)	879	5,072	6,532	12,483
Total	$879	$5,072	$17,803	$23,754
Financial liabilities
Accounts payable and other (2) (4)	$144	$57	$7,046	$7,247
Borrowings (current and non-current)	—	—	43,749	43,749
Total	$144	$57	$50,795	$50,996
____________________________________
(1)Includes a receivable of $2,412 million related to the tax benefits at the Corporation’s advanced energy storage operation. Refer to Note 2(c)(i) for additional details.
(2)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)FVOCI includes $584 million of units in an evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 18(a)(i) for additional information.
(4)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenues, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $6,941 million.

Schedule of carrying and fair values of financial assets
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2026 and December 31, 2025:

	June 30, 2026			December 31, 2025
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares (1)	$31	$—	$830	$32	$—	$615
Corporate and government bonds	69	3,339	—	42	3,192	—
Derivative assets	—	353	—	—	230	—
Other financial assets (2)	51	649	1,053	211	666	963
	$151	$4,341	$1,883	$285	$4,088	$1,578
Financial liabilities
Derivative liabilities	$—	$274	$—	$—	$176	$—
Other financial liabilities	32	—	25	—	—	25
	$32	$274	$25	$—	$176	$25
____________________________________
(1)Level 3 common shares include $490 million (December 31, 2025: $584 million) of units in an evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 18(a)(i) for additional information.
(2)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily mutual funds. Level 2 other financial assets are primarily asset-backed securities and Level 3 financial assets are primarily convertible preferred securities in the Corporation’s audience measurement operation and secured debentures.

Schedule of carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2026 and December 31, 2025:

	June 30, 2026			December 31, 2025
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares (1)	$31	$—	$830	$32	$—	$615
Corporate and government bonds	69	3,339	—	42	3,192	—
Derivative assets	—	353	—	—	230	—
Other financial assets (2)	51	649	1,053	211	666	963
	$151	$4,341	$1,883	$285	$4,088	$1,578
Financial liabilities
Derivative liabilities	$—	$274	$—	$—	$176	$—
Other financial liabilities	32	—	25	—	—	25
	$32	$274	$25	$—	$176	$25
____________________________________
(1)Level 3 common shares include $490 million (December 31, 2025: $584 million) of units in an evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 18(a)(i) for additional information.
(2)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily mutual funds. Level 2 other financial assets are primarily asset-backed securities and Level 3 financial assets are primarily convertible preferred securities in the Corporation’s audience measurement operation and secured debentures.

Schedule of significant unobservable inputs used and change in balance of financial assets
The following table presents the change in the balance of financial assets classified as Level 3 for the six-month period ended June 30, 2026 and the year ended December 31, 2025:

(US$ MILLIONS)	June 30, 2026	December 31, 2025
Balance at beginning of period	$1,578	$993
Fair value change recorded in net income	127	22
Fair value change recorded in other comprehensive income	(42)	197
Additions	414	761
Disposals	(184)	(421)
Foreign currency translation and other	(10)	26
Balance at end of period	$1,883	$1,578
The following table represents a component of the Level 3 financial asset balance, and presents the change in the balance of Level 3 equity instruments measured at fair value through other comprehensive income for the six-month period ended June 30, 2026 and the year ended December 31, 2025:

(US$ MILLIONS)	June 30, 2026	December 31, 2025
Balance at beginning of period	$958	$203
Fair value change recorded in other comprehensive income	(42)	195
Additions	354	689
Disposals	(183)	(140)
Foreign currency translation and other	(7)	11
Balance at end of period (1)	$1,080	$958
____________________________________
(1)Includes $490 million (December 31, 2025: $584 million) of units in an evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 18(a)(i) for additional information.